Note Loans (Future minimum lease payments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leases Future Minimum Payments Receivable Abstract
2017	$ 136,657
2018	125,327
2019	102,100
2020	106,307
2021 and thereafter	130,926
Total Minimum Lease Payments	$ 601,317	$ 548,438